5. OTHER FINANCING RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Minimum financing payments receivable	$ 9,645	$ 0
Less: Allowance for doubtful accounts	0	0
Net minimum financing payments receivable	9,645	0
Less: unearned interest income	(498)	0
Other financing receivables	$ 9,147	$ 0